UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA CAPITAL GROWTH Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007



                                                                      (Form N-Q)

48453-1207                                   (C)2007, USAA. All rights reserved.

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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               EQUITY SECURITIES (97.3%)

               COMMON STOCKS (95.2%)

               CONSUMER DISCRETIONARY (9.7%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
        26,500 Phillips-Van Heusen Corp.                           $       1,267
                                                                 ---------------
               APPAREL RETAIL (0.7%)
       239,000 Esprit Holdings Ltd.(a)                                     4,070
        27,700 Men's Wearhouse, Inc.                                       1,171
                                                                 ---------------
                                                                           5,241
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.9%)
        57,100 Aisin Seiki Co. Ltd.(a)                                     2,336
       256,000 GKN plc(a)                                                  1,959
        87,800 Stanley Electric Co. Ltd.(a)                                1,949
                                                                 ---------------
                                                                           6,244
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (3.4%)
        56,500 DaimlerChrysler AG(a)                                       6,247
       129,200 Fiat S.p.A.(a)                                              4,189
        46,300 Honda Motor Co. Ltd.(a)                                     1,735
        46,200 Peugeot S.A. ADR(a)                                         4,296
        19,250 Volkswagen AG(a)                                            5,528
       119,100 Volvo AB "B"(a)                                             2,354
                                                                 ---------------
                                                                          24,349
                                                                 ---------------
               BROADCASTING & CABLE TV (0.3%)
        75,900 Shaw Communications, Inc.                                   2,120
                                                                 ---------------
               CONSUMER ELECTRONICS (0.8%)
        16,500 Garmin Ltd.                                                 1,772
        38,690 LG Electronics, Inc.(a)                                     4,069
                                                                 ---------------
                                                                           5,841
                                                                 ---------------
               DEPARTMENT STORES (1.3%)
        45,700 J.C. Penney Co., Inc.                                       2,570
        52,600 Next plc(a)                                                 2,425
        20,800 PPR(a)                                                      4,134
                                                                 ---------------
                                                                           9,129
                                                                 ---------------
               DISTRIBUTORS (0.3%)
       458,000 Li & Fung Ltd.(a)                                           2,175
                                                                 ---------------
               EDUCATIONAL SERVICES (0.3%)
        31,200 Apollo Group, Inc. "A"*                                     2,473
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.2%)
        47,100 Big Lots, Inc.*                                             1,129
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               HOUSEHOLD APPLIANCES (0.3%)
        50,900 Makita Corp.(a)                                     $       2,461
                                                                 ---------------
               LEISURE PRODUCTS (0.2%)
        47,500 Hasbro, Inc.                                                1,418
                                                                 ---------------
               RESTAURANTS (0.5%)
        59,600 Brinker International, Inc.                                 1,513
        48,700 Darden Restaurants, Inc.                                    2,094
                                                                 ---------------
                                                                           3,607
                                                                 ---------------
               TIRES & RUBBER (0.3%)
       103,100 Bridgestone Corp.(a)                                        2,279
                                                                 ---------------
               Total Consumer Discretionary                               69,733
                                                                 ---------------

               CONSUMER STAPLES (5.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
        36,400 Corn Products International, Inc.                           1,548
        30,300 Nutreco Holding N.V.(a)                                     2,075
                                                                 ---------------
                                                                           3,623
                                                                 ---------------
               BREWERS (0.4%)
       155,700 Fosters Group(a)                                              930
        34,880 Molson Coors Brewing Co. "B"                                1,996
                                                                 ---------------
                                                                           2,926
                                                                 ---------------
               FOOD RETAIL (0.5%)
       113,650 Kroger Co.                                                  3,340
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
        49,576 Wal-Mart Stores, Inc.                                       2,241
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.2%)
     1,295,000 China Mengniu Dairy Co. Ltd.(a)                             5,529
         6,600 Nestle S.A.(a)                                              3,051
                                                                 ---------------
                                                                           8,580
                                                                 ---------------
               PERSONAL PRODUCTS (0.2%)
        44,650 NBTY, Inc.*                                                 1,590
         3,000 Shiseido Co.(a)                                                72
                                                                 ---------------
                                                                           1,662
                                                                 ---------------
               SOFT DRINKS (1.0%)
       710,400 Coca-Cola Amatil Ltd.(a)                                    6,799
                                                                 ---------------
               TOBACCO (0.9%)
        80,520 KT&G Corp.(a)                                               6,491
                                                                 ---------------
               Total Consumer Staples                                     35,662
                                                                 ---------------

               ENERGY (11.0%)
               --------------
               COAL & CONSUMABLE FUELS (0.3%)
     1,021,197 Yanzhou Coal Mining Co. Ltd. "H"(a)                         2,223
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               INTEGRATED OIL & GAS (3.6%)
        35,728 Chevron Corp.                                       $       3,269
        47,000 Hess Corp.                                                  3,366
        56,285 Marathon Oil Corp.                                          3,328
        36,000 Murphy Oil Corp.                                            2,651
       147,650 OAO Gazprom ADR(a)                                          7,379
       102,100 Petro-Canada                                                5,891
                                                                 ---------------
                                                                          25,884
                                                                 ---------------
               OIL & GAS DRILLING (1.2%)
        38,000 Noble Corp.                                                 2,012
        45,100 Pride International, Inc.*                                  1,664
       112,100 Saipem S.p.A.(a)                                            4,965
                                                                 ---------------
                                                                           8,641
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (2.1%)
        23,496 Cameron International Corp.*                                2,288
         6,900 Compagnie Generale de Geophysique-Veritas*(a)               2,264
        45,062 Fugro N.V.(a)                                               3,961
        37,700 Oil States International, Inc.*                             1,628
        75,700 Petroleum Geo-Services ASA(a)                               2,231
        70,800 Superior Energy Services, Inc.*                             2,625
                                                                 ---------------
                                                                          14,997
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
           121 INPEX Holdings, Inc.(a)                                     1,311
       209,500 Oilexco, Inc.*                                              3,823
                                                                 ---------------
                                                                           5,134
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (3.1%)
        48,900 Frontier Oil Corp.                                          2,239
        34,240 GS Holdings Corp.(a)                                        2,459
        17,000 Holly Corp.                                                 1,068
       314,000 Nippon Oil Corp(a)                                          2,786
        57,800 Reliance Industries Ltd. GDR(a)                             8,360
        25,450 Sunoco, Inc.                                                1,873
        47,000 Tesoro Corp.                                                2,845
                                                                 ---------------
                                                                          21,630
                                                                 ---------------
               Total Energy                                               78,509
                                                                 ---------------

               FINANCIALS (21.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        20,480 Ameriprise Financial, Inc.                                  1,290
                                                                 ---------------
               DIVERSIFIED BANKS (6.0%)
       242,100 Banche Popolari Unite Scpa(a)                               6,734
        42,893 Banco Espirito Santo S.A.(a)                                1,041
       112,600 Bank of Ireland(a)                                          2,089
       558,700 Bumiputra-Commerce Holdings Berhad(a)                       1,942
       134,700 Foreningssparbanken AB(a)                                   4,232
       338,800 HBOS plc(a)                                                 6,176
     8,264,000 Industrial and Commercial Bank of China Ltd. "H"(a)         7,875
        30,564 Shinhan Financial Group Co. Ltd.(a)                         1,993
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
       215,727 Standard Bank Group Ltd.(a)                         $       3,918
        11,800 State Bank of India Ltd. GDR                                1,463
        45,800 State Bank of India Ltd. GDR(a)                             5,711
                                                                 ---------------
                                                                          43,174
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (1.2%)
         8,720 Goldman Sachs Group, Inc.                                   2,162
        60,650 Macquarie Bank Ltd.(a)                                      4,801
        27,800 Morgan Stanley                                              1,870
                                                                 ---------------
                                                                           8,833
                                                                 ---------------
               LIFE & HEALTH INSURANCE (3.0%)
        41,790 MetLife, Inc.                                               2,877
        64,000 Power Corp. of Canada                                       2,745
        59,800 Power Financial Corp.                                       2,666
       324,700 Prudential plc(a)                                           5,302
       165,200 Resolution plc(a)                                           2,512
       366,700 Standard Life plc(a)                                        2,176
        11,500 Swiss Life Holding*(a)                                      3,186
                                                                 ---------------
                                                                          21,464
                                                                 ---------------
               MULTI-LINE INSURANCE (1.7%)
        69,900 American Financial Group, Inc.                              2,090
        48,200 American International Group, Inc.                          3,042
        21,600 Baloise Holdings AG(a)                                      2,302
       898,500 Royal & Sun Alliance Ins. Group(a)                          2,959
         6,700 Zurich Financial Services AG(a)                             2,025
                                                                 ---------------
                                                                          12,418
                                                                 ---------------
               MULTI-SECTOR HOLDINGS (0.4%)
        91,600 Jardine Matheson(a)                                         2,804
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
        92,300 Citigroup, Inc.                                             3,867
       370,574 FirstRand Ltd.(a)                                           1,473
        68,838 JPMorgan Chase & Co.                                        3,236
                                                                 ---------------
                                                                           8,576
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (1.6%)
        31,000 ACE Ltd.                                                    1,879
       203,950 QBE Insurance Group Ltd.(a)                                 6,220
        56,700 Travelers Companies, Inc.                                   2,960
                                                                 ---------------
                                                                          11,059
                                                                 ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (2.1%)
       335,000 Capitaland Ltd.(a)                                          1,886
        52,600 CB Richard Ellis Group, Inc. "A"*                           1,282
       156,000 Hang Lung Group Ltd.(a)                                       929
        14,700 Jones Lang LaSalle, Inc.                                    1,401
       229,000 Keppel Land Ltd.(a)                                         1,325
        55,200 Leopalace21 Corp.(a)                                        1,772
       598,000 New World Development Ltd.(a)                               2,145
       130,000 Tokyo Tatemono Co. Ltd.(a)                                  1,667
       140,800 Urban Corp.(a)                                              2,450
                                                                 ---------------
                                                                          14,857
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               REGIONAL BANKS (1.4%)
        52,300 Erste Bank der Oesterreichischen Sparkassen AG(a)   $       4,269
       302,000 Gunma Bank Ltd.(a)                                          2,144
       273,000 Hiroshima Bank(a)                                           1,481
       282,000 Joyo Bank Ltd.(a)                                           1,743
                                                                 ---------------
                                                                           9,637
                                                                 ---------------
               REINSURANCE (0.8%)
        32,985 Hannover Rueckversicherungs(a)                              1,749
        25,500 RenaissanceRe Holdings Ltd.                                 1,488
        81,800 SCOR SE(a)                                                  2,236
                                                                 ---------------
                                                                           5,473
                                                                 ---------------
               REITS - MORTGAGE (0.2%)
        91,400 Annaly Capital Management, Inc.                             1,562
                                                                 ---------------
               SPECIALIZED FINANCE (1.2%)
       267,000 Hong Kong Exchanges & Clearing Ltd.(a)                      8,903
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
       477,300 Bradford & Bingley plc(a),(b)                               3,083
                                                                 ---------------
               Total Financials                                          153,133
                                                                 ---------------

               HEALTH CARE (8.0%)
               ------------------
               BIOTECHNOLOGY (0.3%)
        26,700 Cephalon, Inc.*                                             1,969
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
       130,300 Mediceo Paltac Holdings(a)                                  1,894
                                                                 ---------------
               HEALTH CARE EQUIPMENT (0.3%)
        33,400 Kinetic Concepts, Inc.*                                     2,008
                                                                 ---------------
               HEALTH CARE FACILITIES (0.2%)
       120,100 Southern Cross Healthcare Ltd.(a)                           1,518
                                                                 ---------------
               HEALTH CARE SERVICES (1.2%)
        64,350 Fresenius Medical Care AG & Co. KGaA(a)                     3,404
        31,500 Lincare Holdings, Inc.*                                     1,095
        40,800 Medco Health Solutions, Inc.*                               3,851
                                                                 ---------------
                                                                           8,350
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.0%)
        40,900 Charles River Laboratories International, Inc.*             2,372
        24,400 Invitrogen Corp.*                                           2,217
       105,700 PerkinElmer, Inc.                                           2,909
                                                                 ---------------
                                                                           7,498
                                                                 ---------------
               MANAGED HEALTH CARE (1.6%)
        85,800 Aetna, Inc.                                                 4,819
        29,100 CIGNA Corp.(b)                                              1,528
        31,400 Health Net, Inc.*                                           1,683
        41,950 Humana, Inc.*                                               3,144
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
        22,800 WellCare Health Plans, Inc.*                        $         552
                                                                 ---------------
                                                                          11,726
                                                                 ---------------
               PHARMACEUTICALS (3.1%)
        68,100 King Pharmaceuticals, Inc.*                                   722
       190,000 Mitsubishi Tanabe Pharma Corp.                              2,182
       116,800 Pfizer, Inc.                                                2,874
        38,000 Roche Holdings AG(a)                                        6,496
        29,550 Stada Arzneimittel AG(a)                                    1,884
        98,000 Takeda Pharmaceutical Co. Ltd.(a)                           6,117
        66,100 Watson Pharmaceuticals, Inc.*                               2,020
                                                                 ---------------
                                                                          22,295
                                                                 ---------------
               Total Health Care                                          57,258
                                                                 ---------------

               INDUSTRIALS (11.0%)
               -------------------
               AEROSPACE & DEFENSE (1.0%)
        24,102 Lockheed Martin Corp.                                       2,652
        19,500 MTU Aero Engines Holding AG(a)                              1,195
        52,910 Raytheon Co.                                                3,366
                                                                 ---------------
                                                                           7,213
                                                                 ---------------
               AIRLINES (0.5%)
        59,350 Deutsche Lufthansa AG(a)                                    1,755
       348,700 Qantas Airways Ltd.(a)                                      1,930
                                                                 ---------------
                                                                           3,685
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.9%)
       432,000 China Communications Construction Co. Ltd. "H"(a)           1,374
         9,650 Daelim Industrial Co. Ltd.(a)                               2,127
        12,380 GS Engineering & Construction Corp.(a)                      2,614
                                                                 ---------------
                                                                           6,115
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.6%)
        18,000 Cummins, Inc.                                               2,159
        39,500 Deere & Co.                                                 6,119
        50,200 Hitachi Construction Machinery Co. Ltd.(a)                  2,050
         8,750 Hyundai Heavy Industries Co. Ltd.(a)                        4,955
        31,800 Manitowoc Co., Inc.                                         1,566
        21,300 Terex Corp.*                                                1,581
                                                                 ---------------
                                                                          18,430
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
        99,700 Cookson Group plc(a)                                        1,739
       293,000 John Wood Group plc(a)                                      2,547
        74,400 Koninklijke Philips Electronics N.V.(a)                     3,089
        30,300 Rockwell Automation, Inc.                                   2,087
                                                                 ---------------
                                                                           9,462
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
       286,000 Keppel Corp. Ltd.(a)                                        2,951
       183,962 Murray & Roberts Holdings Ltd.(a)                           2,822
                                                                 ---------------
                                                                           5,773
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.3%)
        28,800 Metso Corp.(a)                                      $       1,765
                                                                 ---------------
               MARINE (0.9%)
           168 A P Moller Maersk(a)                                        2,333
       136,000 Kawasaki Kisen Kaish Ltd.(a)                                1,885
       232,000 Nippon Yusen Kabushiki Kaisha(a)                            2,394
                                                                 ---------------
                                                                           6,612
                                                                 ---------------
               RAILROADS (0.1%)
        31,900 National Express Group(a)                                     881
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (2.6%)
       202,000 Itochu Corp.(a)                                             2,572
       227,000 Marubeni Corp.(a)                                           1,943
       203,800 Mitsubishi Corp.(a)                                         6,336
       232,000 Mitsui & Co. Ltd.(a)                                        6,031
       417,000 Sojitz Corp.(a)                                             1,916
                                                                 ---------------
                                                                          18,798
                                                                 ---------------
               Total Industrials                                          78,734
                                                                 ---------------

               INFORMATION TECHNOLOGY (11.1%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
       140,600 Cadence Design Systems, Inc.*                               2,756
        66,500 Trend Micro, Inc.(a)                                        2,974
                                                                 ---------------
                                                                           5,730
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (0.9%)
       115,700 ADC Telecommunications, Inc.*                               2,164
        46,900 CommScope, Inc.*                                            2,212
        34,650 Harris Corp.                                                2,098
                                                                 ---------------
                                                                           6,474
                                                                 ---------------
               COMPUTER HARDWARE (1.7%)
        99,500 Hewlett-Packard Co.                                         5,142
        59,400 International Business Machines Corp.                       6,898
                                                                 ---------------
                                                                          12,040
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
       141,700 Seagate Technology                                          3,945
       115,500 Western Digital Corp.*                                      2,994
                                                                 ---------------
                                                                           6,939
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
        75,600 LG Philips LCD Co. Ltd.*(a)                                 4,228
       154,000 Yaskawa Electric Corp.(a)                                   2,064
                                                                 ---------------
                                                                           6,292
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (1.0%)
       121,500 Indra Sistemas S.A.(a)                                      3,535
     1,042,400 LogicaCMG plc(a)                                            3,539
                                                                 ---------------
                                                                           7,074
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (1.7%)
       203,522 ASML Holding N.V.*(a)                               $       7,122
        50,000 Lam Research Corp.*                                         2,510
        59,600 Varian Semiconductor Equipment Associates, Inc.*            2,743
                                                                 ---------------
                                                                          12,375
                                                                 ---------------
               SEMICONDUCTORS (0.7%)
       194,000 Intel Corp.                                                 5,218
                                                                 ---------------
               SYSTEMS SOFTWARE (1.3%)
       112,500 BMC Software, Inc.*                                         3,807
       254,200 Oracle Corp.*                                               5,636
                                                                 ---------------
                                                                           9,443
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (1.1%)
        91,600 Avnet, Inc.*                                                3,822
        57,700 Ingram Micro, Inc. "A"*                                     1,226
        81,300 Tech Data Corp.*                                            3,197
                                                                 ---------------
                                                                           8,245
                                                                 ---------------
               Total Information Technology                               79,830
                                                                 ---------------

               MATERIALS (7.7%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
        57,300 Nova Chemicals Corp.                                        2,082
                                                                 ---------------
               DIVERSIFIED METALS & MINING (2.4%)
       175,000 Dowa Holdings Co. Ltd.(a)                                   2,039
        59,941 Freeport-McMoRan Copper & Gold, Inc. "B"                    7,054
        22,900 Inmet Mining Corp.                                          2,448
        69,300 Teck Cominco Ltd.                                           3,471
        49,900 Vedanta Resources plc(a)                                    2,286
                                                                 ---------------
                                                                          17,298
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
        40,300 Agrium, Inc.                                                2,560
        26,700 CF Industries Holdings, Inc.                                2,347
       211,188 Makhteshim-Agan Industries Ltd.*(a)                         2,035
                                                                 ---------------
                                                                           6,942
                                                                 ---------------
               GOLD (0.4%)
        63,400 Barrick Gold Corp.                                          2,819
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.1%)
        21,675 Owens-Illinois, Inc.*                                         963
                                                                 ---------------
               SPECIALTY CHEMICALS (0.5%)
       446,000 Dainippon Ink and Chemicals, Inc.(a)                        2,133
        51,760 Nalco Holding Co.                                           1,287
                                                                 ---------------
                                                                           3,420
                                                                 ---------------
               STEEL (3.0%)
        46,750 AK Steel Holding Corp.*                                     2,344
        82,000 Arcelormittal(a)                                            6,635
       780,000 Nippon Steel Corp.(a)                                       5,171
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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------
        10,600 Salzgitter AG(a)                                    $       2,095
        53,000 SSAB Svenskt Stal AB "A"(a)                                 1,722
        29,200 Steel Dynamics, Inc.                                        1,554
        19,900 voestalpine AG(a)                                           1,797
                                                                 ---------------
                                                                          21,318
                                                                 ---------------
               Total Materials                                            54,842
                                                                 ---------------

               TELECOMMUNICATION SERVICES (5.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.9%)
       161,140 AT&T, Inc.                                                  6,734
     1,722,700 Cable & Wireless plc(a)                                     7,003
       467,450 Qwest Communications International, Inc.*                   3,356
        32,500 Sistema JSFC GDR(a)                                         1,302
        40,600 Telecom Argentina S.A. ADR "B"*                               975
       184,200 Telefonos de Mexico S.A. de C.V. ADR "L"                    6,736
        39,500 Verizon Communications, Inc.                                1,820
                                                                 ---------------
                                                                          27,926
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.7%)
        56,500 America Movil S.A.B. de C.V. ADR "L"                        3,694
           717 KDDI Corp.(a)                                               5,428
        62,200 Rogers Communications, Inc.                                 3,170
                                                                 ---------------
                                                                          12,292
                                                                 ---------------
               Total Telecommunication Services                           40,218
                                                                 ---------------

               UTILITIES (4.7%)
               ----------------
               ELECTRIC UTILITIES (2.7%)
       204,800 British Energy Group plc(a)                                 2,281
        30,250 E.ON AG(a)                                                  5,915
        39,200 Edison International                                        2,279
       222,300 Enel S.p.A.(a)                                              2,663
        33,700 FirstEnergy Corp.                                           2,349
       121,200 Scottish & Southern Energy plc(a)                           3,930
                                                                 ---------------
                                                                          19,417
                                                                 ---------------
               GAS UTILITIES (0.3%)
        34,260 Energen Corp.                                               2,193
                                                                 ---------------
               MULTI-UTILITIES (1.4%)
        19,580 PG&E Corp.                                                    958
        27,100 Public Service Enterprise Group, Inc.                       2,591
        49,850 RWE AG (Neu)(a)                                             6,818
                                                                 ---------------
                                                                          10,367
                                                                 ---------------
               WATER UTILITIES (0.3%)
        69,400 Severn Trent plc(a)                                         2,099
                                                                 ---------------
               Total Utilities                                            34,076
                                                                 ---------------
               Total Common Stocks (cost: $610,354)                      681,995
                                                                 ---------------

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                                 (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               PREFERRED SECURITIES (2.1%)

               FINANCIALS (1.5%)
               -----------------
               DIVERSIFIED BANKS (1.5%)
       279,800 Banco Itau Holding Financeira S.A. ADR(b)         $         7,988
        18,600 Uniao De Bancos Brasileiros S.A. (Unibanco) GDR             2,939
                                                                 ---------------
                                                                          10,927
                                                                 ---------------
               Total Financials                                           10,927
                                                                 ---------------

               HEALTH CARE (0.3%)
               ------------------
               HEALTH CARE EQUIPMENT (0.3%)
        21,300 Fresenius SE(a)                                             1,691
                                                                 ---------------
               Total Health Care                                           1,691
                                                                 ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
        31,400 Brasil Telecom Participacoes S.A. ADR                       2,336
                                                                 ---------------
               Total Telecommunication Services                            2,336
                                                                 ---------------
               Total Preferred Securities (cost: $11,204)                 14,954
                                                                 ---------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
         7,400 Raiffeisen International Bank Holdings(a) (cost:  $0)          --
                                                                 ---------------

               WARRANTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
        85,000 China Overseas Land & Investment Ltd.* (cost:  $0)             71
                                                                 ---------------
               Total Equity
               Securities
               (cost: $621,558)                                          697,020
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (3.1%)
     1,507,994 SSgA Money Market Fund, 4.74% (c)                           1,508

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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)



        NUMBER                                                            MARKET
     OF SHARES SECURITY                                                    VALUE
 -------------------------------------------------------------------------------
    20,503,230 SSgA Prime Money Market Fund, 4.95% (c)           $        20,503
                                                                 ---------------
               Total Money Market Instruments
               (cost: $22,011)                                            22,011
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.9%)

               MONEY MARKET FUNDS (0.0%)
       264,063 AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 5.00%(c)                                           264
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (0.9%)
      $ 3,000  Credit Suisse First Boston LLC, 4.82%, acquired on
                     10/31/2007 and due 11/01/2007 at $3,000
                     (collateralized by $3,020 of Fannie Mae
                     Notes(d), 5.40%, due 2/15/2012; market value
                     $3,062),                                              3,000
        3,000  Deutsche Bank Securities, Inc., 4.82%, acquired on
                     10/31/2007 and due 11/01/2007 at $3,000
                     (collateralized  by $2,834 of Freddie Mac
                     Discount Notes (d),  4.42%(e), due 1/07/2008;
                     $245 of Federal Home Loan Bank Notes(d), 5.00%,
                     due 10/02/2009; combined market value $3,060)         3,000
                                                                 ---------------
               Total Repurchase Agreements                                 6,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $6,264)            6,264
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $649,833)                $       725,295
                                                                 ===============

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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

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USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

14

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                         (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)


repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $6,291,000.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $88,794,000 and $13,332,000, respectively, resulting in net unrealized appreciation of $75,462,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $715,949,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 64.2% of net assets at October 31, 2007.

CATEGORIES AND DEFINITIONS

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

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                         to Portfolio of INVESTMENTS
                         (continued)

USAA CAPITAL GROWTH FUND
OCTOBER 31, 2007 (UNAUDITED)

GDR          Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in
             U.S. dollars.
REIT         Real Estate Investment Trust



SPECIFIC NOTES

(a) Security was fair valued at October 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) The security or a portion  thereof was out on loan as of October 31, 2007.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
(d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

 *  Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.